Stockholders' Equity (Deficit) - Additional Information (Details) - USD ($)							3 Months Ended										6 Months Ended		9 Months Ended		12 Months Ended		28 Months Ended
	Mar. 29, 2019	Oct. 22, 2018	Apr. 19, 2018	Feb. 06, 2018	Sep. 13, 2016	Sep. 13, 2016	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Jan. 17, 2018	Jan. 16, 2018	Dec. 31, 2016
Common stock, shares authorized							50,000,000	50,000,000									50,000,000		50,000,000		50,000,000	50,000,000	50,000,000	50,000,000	200,000,000
Common stock, shares issued							882,268	17,645,720									17,645,720		882,268		432,286	2,265,320	432,286
Common stock, shares outstanding							882,268	17,645,720									17,645,720		882,268		432,286	2,265,320	432,286
Preferred stock, shares authorized							10,000,000	10,000,000									10,000,000		10,000,000		10,000,000	10,000,000	10,000,000
Preferred stock, shares issued							0	0									0		0		0	0	0
Preferred stock, shares outstanding							0	0									0		0		0	0	0
Proceeds from issuance of common stock, net of issuance costs																	$ 478,250,900,000	$ 19,232,000,000	$ 4,782,509	$ 597,743	$ 597,743	$ 3,808,836
Net proceeds from sale of common stock and warrants																	0	$ 1,072,813,100,000	$ 0	$ 10,728,132	$ 13,530,401	$ 8,754,882
Stock split																			on August 22, 2019, the Company filed an amendment to its Amended and Restated Certificate of Incorporation to affect a reverse stock split of the issued and outstanding shares of common stock, at a ratio of one share for twenty shares. All share amounts and per share prices in this Quarterly Report have been adjusted to reflect the reverse stock split.
Stock-based compensation, tax benefit from compensation expense																	$ 0		$ 0
Stock options, granted							0	0									0		0		95,800	58,324
Stock options, granted, weighted average exercise price																					$ 3.84	$ 17.58
Stock options, forfeited							107	720									720		143		18,812	24,538
Stock options, outstanding							9,936	210,834									210,834		9,936		211,559	139,395	211,559			119,106
Stock options, expired							499	0									5		499		4,824	12,330
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																					0	11,175
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period																					5,650	6,025
Share-based compensation arrangement by share-based payment award, equity instruments other than options, forfeited in period																					0	0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, non-vested, outstanding																					250	5,900	250			750
Restricted Stock Units R S U [Member]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																	313,000		17,150
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period																	0		0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, forfeited in period																	0		500
Share-based compensation arrangement by share-based payment award, equity instruments other than options, non-vested, outstanding							16,663	313,250									313,250		16,663
Two Thousand Fifteen Plan [Member]
Share-based compensation arrangement by share-based payment award, number of shares authorized							2,710	54,200									54,200		2,710
Share-based compensation arrangement by share-based payment award, description																	the number of shares that have been authorized for issuance under the 2015 Plan will be automatically increased on the first day of each fiscal year beginning on January 1, 2016 and ending on (and including) January 1, 2025, in an amount equal to the lesser of (1) 4% of the outstanding shares of common stock on the last day of the immediately preceding fiscal year, or (2) another lesser amount determined by the Company’s Board of Directors.		the number of shares that have been authorized for issuance under the 2015 Plan will be automatically increased on the first day of each fiscal year beginning on January 1, 2016 and ending on (and including) January 1, 2025, in an amount equal to the lesser of (1) 4% of the outstanding shares of common stock on the last day of the immediately preceding fiscal year, or (2) another lesser amount determined by the Company’s Board of Directors.
Share-based compensation arrangement by share-based payment award, number of shares available for grant							3,827	84,412									84,412		3,827
Share-based compensation arrangement by share-based payment award, common stock percentage																	4.00%		4.00%
At The Market Offering [Member]
Stock issued during period, value, new issues						$ 115					$ 40,542,300,000		$ 19,232,000,000								$ 597,743	$ 3,808,836
Stock issued during period, shares, new issues																					318,236	227,216	690,247
At The Market Offering [Member] | Sales Agreement [Member] | Cowen And Company Limited Liability Company [Member]
Aggregate gross proceeds from issuance of common stock																					$ 9,400,000		$ 9,400,000
Stock issued during period, value, new issues					$ 11,500,000	11,500,000															$ 597,743	$ 3,808,836
Stock issued during period, shares, new issues																					318,236	227,216	690,247
Proceeds from issuance of common stock, net of issuance costs																					$ 600,000
Gross proceeds from sale of common stock																					600,000
At The Market Offering [Member] | Sales Agreement [Member] | Cowen And Company Limited Liability Company [Member] | Maximum [Member]
Aggregate gross proceeds from issuance of common stock					$ 2,500,000,000,000	2,500,000,000,000
Stock issued during period, value, new issues						115															$ 597,743	$ 3,808,836
Stock issued during period, shares, new issues																					318,236	227,216	690,247
February Two Thousand Eighteen Public Offering [Member]
Stock issued during period, shares, new issues				2,841,152
Shares issued, price per share				$ 3.25
Gross proceeds from sale of common stock and warrants				$ 120,000,000,000
Net proceeds from sale of common stock and warrants				$ 10,700,000
Sale of stock, description of transaction																	Each unit included one share of common stock and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share. Each pre-funded unit included one pre-funded warrant to purchase one share of common stock for an exercise price of $0.01 per share, and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share.		Each unit included one twentieth of a share of common stock and one common warrant to purchase one fortieth of a share of common stock at an exercise price of $65.00 per share. Each pre-funded unit included one pre-funded warrant to purchase one twentieth of a share of common stock for an exercise price of $0.20 per share, and one common warrant to purchase one fortieth of a share of common stock at an exercise price of $65.00 per share.		Each unit included one share of common stock and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share. Each pre-funded unit included one pre-funded warrant to purchase one share of common stock for an exercise price of $0.01 per share, and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share.
Class of warrant or right, number of securities called by each warrant or right				0.025
Class of warrant or right, exercise price of warrants or rights				$ 65.00
Warrants exercisable period				5 years
February Two Thousand Eighteen Public Offering [Member] | Placement Agent [Member]
Class of warrant or right, exercise price of warrants or rights				$ 81.25
Warrants exercisable period				5 years
Public Placement [Member]
Stock issued during period, value, new issues									$ 478,250,900,000				673,100,000		$ 1,072,140,000,000						$ 13,530,401	$ 8,823,242
Stock issued during period, shares, new issues																					5,912,307	1,000,000
Common Stock [Member]
Stock issued during period, value, new issues																					$ 3,182	$ 2,272
Stock issued during period, shares, new issues																					318,236	227,216	690,247
Common Stock [Member] | October Two Thousand Eighteen Public Offering [Member]
Stock issued during period, value, new issues																					$ 3,182	$ 2,272
Stock issued during period, shares, new issues		111,000																			318,236	227,216	690,247
Proceeds from issuance of common stock, net of issuance costs		$ 2,800,000
Gross proceeds from sale of common stock		$ 3,200,000
Shares issued, price per share		$ 29.00
Common Stock [Member] | At The Market Offering [Member]
Stock issued during period, value, new issues						115					$ 10,700,000	[1]	$ 5,200,000	[1]							$ 597,743	$ 3,808,836
Stock issued during period, shares, new issues											10,710	[1]	5,202	[1]							318,236	227,216	690,247
Common Stock [Member] | At The Market Offering [Member] | Sales Agreement [Member] | Cowen And Company Limited Liability Company [Member]
Stock issued during period, shares, new issues																					15,912		690,247
Common Stock [Member] | March Two Thousand Nineteen Public Offering [Member]
Stock issued during period, shares, new issues	450,000
Proceeds from issuance of common stock, net of issuance costs	$ 4,800,000
Gross proceeds from sale of common stock	$ 5,400,000
Shares issued, price per share	$ 12.00
Common Stock [Member] | February Two Thousand Eighteen Public Offering [Member] | Placement Agent [Member]
Issuance of common stock warrants to purchase				9,231
Common Stock [Member] | Public Placement [Member]
Stock issued during period, value, new issues									$ 450,000,000	[1]			$ 33,700,000	[1]	$ 151,000,000	[1]					$ 3,182	$ 2,272
Stock issued during period, shares, new issues									450,000	[1]			33,654	[1]	150,962	[1]					318,236	227,216	690,247
Prefunded Units [Member] | February Two Thousand Eighteen Public Offering [Member]
Stock issued during period, shares, new issues				851,155
Shares issued, price per share				$ 3.24
Additional Paid In Capital [Member]
Stock issued during period, value, new issues																					$ 594,561	$ 3,806,564
Additional Paid In Capital [Member] | At The Market Offering [Member]
Stock issued during period, value, new issues						$ 115					$ 40,531,600,000		$ 19,226,800,000								$ 597,743	$ 3,808,836
Stock issued during period, shares, new issues																					318,236	227,216	690,247
Additional Paid In Capital [Member] | Public Placement [Member]
Stock issued during period, value, new issues									$ 477,800,900,000				$ 639,400,000		$ 1,071,989,000,000						$ 594,561	$ 3,806,564
Stock issued during period, shares, new issues																					5,912,307	1,000,000
Pre Funded Warrant [Member] | February Two Thousand Eighteen Public Offering [Member]
Class of warrant or right, exercise price of warrants or rights				$ 0.20
Warrants exercised			851,155																		851,155

[1]	Reflects the 1 for 20 reverse stock split that became effective on August 29, 2019. Refer to Note 8 Stockholders equity for further information.